Debt - Annual Maturities of Long-Term Debt Excluding Capital Lease Obligations (Parenthetical) (Detail) (6.75% Senior Notes [Member])	Dec. 31, 2012	Dec. 31, 2011
6.75% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate of Senior Notes	6.75%	6.75%